Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,654,017.12
Total Fee Amount	8,928.72
Total Offset Amount	0.00
Net Fee	$ 8,928.72
Offering Table N/A
Offset Table N/A	N/A